November 23, 2004

VIA OVERNIGHT DELIVERY

David Lyon, Esquire
Mail Stop: 0408
Division of Corporation Finance
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Community Bancorp
Reply to Comment Letter dated November 22, 2004 re:
S-1 Filed September 30, 2004
File No. 333-119395

Dear Mr. Lyon:

     On behalf of our client, Community Bancorp (“Community”), this letter will reply to Staff’s comment letter dated November 22, 2004, concerning the above captioned filings.

     Initially, let me express the appreciation of Community and the other persons working on this project for the staff’s prompt response to Amendment No. 1. Your quick turn around time has greatly facilitated us remaining on our time schedule.

     Our numbered responses below correspond to the numbered comments in Staff’s letter. We also enclose pre-effective Amendment No. 2 that is blacklined against Amendment No. 1 filed November 15, 2004. The pre-effective amendment will be filed with the Commission as of the beginning of business tomorrow.

     1. Community has deleted the compound growth information and modified the disclosure. Please see page 1.

     2. Community has deleted the reference to the Private Securities Litigation Reform Act. Please see page 18.

     3. Community has changed the reference from “surplus” to “additional paid-in capital” on page 21 and elsewhere in the document.

David Lyon, Esq.
United States Securities and Exchange Commission
November 23, 2004

     4. Community has added disclosure in “Non-Interest Expense”, including a cross reference to “Non-Interest Income.” Please see page 35.

     5. Community has revised the header. Please see page 49.

     6. Community has revised the header. Please see page 52.

     7. Community has clarified that, once syndicated or participations are booked, such interests continue to be monitored and reviewed using the same procedures as applied to loans where Community is the originator. This includes review of information and periodic loan review by both internal and external reviewers. Please see page 62.

     Additionally, we have added footnote No. 2 to the loan table on page 43 to indicate the approximate percentage of syndicated and participation loans.

     8. As the disclosure on pages 62-64 already indicates, construction loans are found both in the Commercial Real Estate and Residential Real Estate. We have added footnote No. 1 to the loan table on page 43 to provide greater transparency.

     9. Community has made the requested disclosure. Please see pages 82-83.

     10. The price to pro forma book value has been added to page 90.

     11. The information from Note 3 has been moved to Note 1 in the interim financial statements and other note references have been changed accordingly.

     12. Additional information has been added to both the interim statements and year end statements further clarifying the recording of the liability for standby letters of credit pursuant to FIN 45. Please see pages F-10 and F-31.

Additional Comments

A.	We understand that you are being provided under separate cover a follow-up to our telephone conversation of Monday concerning old comment No. 22.

B.	We anticipate that we will be printing the “reds” this Friday based upon the prospectus in Amendment No. 2 and will commence marketing sometime next week. We will not be seeking effectiveness of the Registration Statement until pricing which we anticipate to be sometime at the end of the week of December 6th or early in the week of December 13th.

David Lyon, Esq.
United States Securities and Exchange Commission
November 23, 2004

C.	Community has filed a Form 8-A today seeking effectiveness of registration under the Exchange Act as of the effective time of the ‘33 Act Registration Statement. A copy of the Form 8-A is enclosed for your reference.

*****

     We trust that this provides you with all of the information requested in your current letter. We respectfully request that you review this amendment as soon as possible inasmuch as we would value your comments before printing the “reds.”

     Once again, thank you for continued courtesy and cooperation in this matter.

Very truly yours,
/s/ John F. Stuart
John F. Stuart
of REITNER & STUART

     Encl.

cc w/ encl.:	Michael Volley, Securities and Exchange Commission
Benjamin B. Haskell, The Nasdaq Stock Market, Inc.
Edward M. Jamison
Tim Tiefenthaler
J. Douglas Driggs, Esq.
Jeffrey Wishner
Monte Giese
Gordon Bava, Esq.